Northridge Ventures Inc.

2325 Hurontario Street, Suite 204, Mississauga, ON L5A 4K4

Tel: (647) 918-4955 Fax: (416) 850-5739

October 17, 2011

Via EDGAR and registered mail

Mark P. Shuman

Branch Chief - Legal

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549-4628

Re: Northridge Ventures Inc.

Registration Statement on Form S-1

filed March 18, 2011

File No. 333-172934

Dear Mr. Shuman:

In connection with the above-captioned filing, we are filing with the Commission, via Edgar, the following documents relating to the registration of Common Stock:

A. Pre-Effective Amendment No. 3 to our Registration Statement on Form S-1 (the "Registration Statement"); and

B. Three copies of the Registration Statement that have been marked to indicate the changes to the Registration Statement made by Pre-Effective Amendment No. 3.

The Registration Statement has been amended to respond to the Staff's letter of non-accounting comments dated, October 12, 2011. Our responses to the Staff's comments are set forth below in the following paragraphs numbered to correspond to the comments in the Staff's letter. Any capitalized terms used in this letter shall have the meanings ascribed to them in the Registration Statement.

Prospectus Summary, page 3

1. In response to the Staff’s comment, we have revised the disclosure (at pages 4 and 19 of the Prospectus) to explain that we will not undertake any exploration activity of the Paradise River Property until the Technical Report is completed. We have also explained that the Technical Report is not expected to be completed until June 2012 due to weather conditions in Labrador.

2. In response to the Staff’s comment, we have deleted the paragraph.

3. In response to the Staff’s comment, we have revised the disclosure throughout to avoid any suggestion that we have more than one officer.

Risk Factors

4. In response to the Staff’s comment, we have added risk factor (1), addressing our auditor’s going concern opinion.

Liquidity and Capital Resources, page 23

5. In response to the Staff’s comment, we have deleted the paragraph on page 4 of the Prospectus containing the inconsistent disclosure.

Plan of Distribution

Terms of Sale of the Shares, page 28

6. In response to the Staff’s comment, we have revised the disclosure concerning the minimum subscriptions.

7. In response to the Staff’s comment, we have deleted the reference to an escrow.

Report of Independent Registered Public Accounting Firm, page F-2

8. In response to the Staff’s comment, we have revised the Registration Statement to include the report of Chang Lee LLP for the fiscal year ended May 31, 2010. Each auditor report indicates the city and state where the report was issued.

Signatures

9. In response to the Staff’s comment, we have revised the second signature block.

We acknowledge that should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing.

We further acknowledge that the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve Northridge Ventures Inc. from its full responsibility for the adequacy and accuracy of the disclosure in the filing.

We further acknowledge that Northridge Ventures Inc. may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Should the Staff need additional information or have questions concerning our response, please do not hesitate to contact us.

Yours very truly,

/s/ Caroline Rechia

Caroline Rechia

President